Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Jun. 30, 2012	May 31, 2011
Investments
Investments	$ 2,187		$ 1,800
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	60
Percentage of Voting Interests Acquired						1.00%
Equity Method Investment, payments to purchase or contributions	439		471		197
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	154		172		169
Summarized Financial Position of Equity Method Investments
Current assets	412		366
Noncurrent assets	5,956		5,225
Current liabilities	(264)		(247)
Noncurrent liabilities	(1,305)		(1,301)
Summarized Results of Operations of Equity Method Investments
Revenues	1,333		1,213		1,242
Operating income	367		378		535
Net income	291		309		460
Overland Pass Pipeline Company LLC [Member]
Investments
Investments	452		454
Investment, Ownership Percentage	50.00%
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	27		28		19
Gulfstream Natural Gas System, L.L.C.
Investments
Investments	333		348
Investment, Ownership Percentage	50.00%
Percentage of Voting Interests Acquired						1.00%	24.50%
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	81		78		60
Discovery Producer Services LLC [Member]
Investments
Investments	527	[1]	350	[1]
Investment, Ownership Percentage	60.00%
Equity Method Investment, payments to purchase or contributions	193		169
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	12		21		40
Discovery Producer Services LLC [Member] | Proportionate Share Of Amounts Remaining For Capital Projects [Member]
Investments
Proportionate share of amounts remaining for capital projects	244
Laurel Mountain Midstream, LLC
Investments
Investments	481	[1]	444	[1]
Investment, Ownership Percentage	51.00%
Equity Method Investment, payments to purchase or contributions	42		174		137
Laurel Mountain Midstream, LLC | Proportionate Share Of Amounts Remaining For Capital Projects [Member]
Investments
Proportionate share of amounts remaining for capital projects	72
Caiman Energy II LLC [Member]
Investments
Investments	256		67
Investment, Ownership Percentage	47.50%
Equity Method Investment, payments to purchase or contributions	192		69
Caiman Energy II LLC [Member] | Proportionate Share Of Amounts Remaining For Capital Projects [Member]
Investments
Proportionate share of amounts remaining for capital projects	119
Aux Sable Liquid Products LP [Member]
Dividends and distributions
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	20		28		35
Other [Member]
Investments
Investments	$ 138		$ 137

[1]	We account for these investments under the equity method due to the significant participatory rights of our partners such that we do not control or are otherwise not the primary beneficiary of the investments.